BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Reclassifications to Prior Year Financial Statements	The Company has made a change in the presentation of the finance income and finance expense, with the objective of presenting within the finance expense line item only those expenses related to finance costs. Other financial losses and financial results, arising from remeasurement of financial assets, have been presented within other financial results, net in the Consolidated Statement of Comprehensive Income. Exchange difference gain and loss presented separately as Finance Income and Finance expense, respectively, in previous consolidated financial statements, have been included net in Other Financial Results, net. Gain on transaction with bonds has been presented within other financial results, net. In previous consolidated financial statements it was presented in an individual line in the Consolidated Statement of Comprehensive Income. The figures being presented within other financial results, net, were previously segregated as finance income and finance expenses. The change has been applied retrospectively for consistency and comparability purposes and as required by IAS 8 for accounting policy changes. Such changes have been included to conform to the current year presentation.

	For the year ended December 31, 2019
	As previously reported	Reclassification	As reclassified(*)

Gain on transaction with bonds	1,569	(1,569)	—

Finance income	13,643	(12,685)	958
Finance expense	(26,801)	20,148	(6,653)
Other financial results, net	—	(5,894)	(5,894)
Finance expense, net / Financial results, net	(11,589)	—	(11,589)

	For the year ended December 31, 2018
	As previously reported	Reclassification	As reclassified(*)

Gain on transaction with bonds	—	—	—

Finance income	11,418	(11,011)	407
Finance expense	(16,968)	15,427	(1,541)
Other financial results, net	—	(4,416)	(4,416)
Finance expense, net / Financial results, net	(5,550)	—	(5,550)
(*) The breakdown of these line items from the statement of comprehensive income are included in note 7.
Schedule of subsidiaries	Detailed below are the subsidiaries of the Company whose financial statement line items have been included in these consolidated financial statements.

Company	Country	Main	Percentage ownership
	of	Activity	As of December 31,
	incorporation		2020	2019	2018
Sistemas UK Limited	United Kingdom	Customer referral services and software development support and consultancy	100.00%	100.00%	100.00%
Globant, LLC	United States of America	Customer referral services and software development support and consultancy	100.00%	100.00%	100.00%
Sistemas Colombia S.A.S.	Colombia	Software development and consultancy	100.00%	100.00%	100.00%
Global Systems Outsourcing S. de R.L. de C.V.	Mexico	Software development and consultancy	100.00%	100.00%	100.00%
Software Product Creation S.L.	Spain	Holding, investment, software development and consultancy	100.00%	100.00%	100.00%
Globant España S.A. (sociedad unipersonal)	Spain	Holding and investment activities	100.00%	100.00%	100.00%
Sistemas Globales Uruguay S.A.	Uruguay	Software development and consultancy	100.00%	100.00%	100.00%
Sistemas Globales S.A.	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
IAFH Global S.A.	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
Sistemas Globales Chile Asesorías Limitada	Chile	Software development and consultancy	100.00%	100.00%	100.00%
Globers S.A.	Argentina	Travel organization services	100.00%	100.00%	100.00%
Globant Brasil Consultoria Ltda.	Brazil	Software development and consultancy	100.00%	100.00%	100.00%
Globant Peru S.A.C.	Peru	Software development and consultancy	100.00%	100.00%	100.00%
Globant India Private Limited	India	Software development and consultancy	100.00%	100.00%	100.00%
Dynaflows S.A. (1)	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
We Are London Limited	United Kingdom	Service design consultancy	100.00%	100.00%	100.00%
Difier S.A	Uruguay	Software development and consultancy	100.00%	100.00%	100.00%
Globant Bel LLC	Belarus	Software development and consultancy	100.00%	100.00%	100.00%
Globant Canada Corp	Canada	Software development and consultancy	100.00%	100.00%	100.00%
Globant France S.A.S.	France	Software development and consultancy	100.00%	100.00%	100.00%
Small Footprint S.R.L.	Romania	Software development and consultancy	100.00%	100.00%	100.00%
Globant Ventures S.A.S. (2)	Argentina	Holding and investment activities	100.00%	100.00%	100.00%
Software Product Creation SL Dubai Branch (3)	United Arab Emirates	Software development and consultancy	100.00%	100.00%	-
Avanxo Servicios Informáticos España S.L (4)	Spain	Holding and investment activities	100.00%	100.00%	-
Avanxo México Sociedad Anónima Promotora de inversión de Capital Variable (4)	Mexico	Cloud consulting and implementation services	100.00%	100.00%	-

Company	Country	Main	Percentage ownership
	of	Activity	As of December 31,
	incorporation		2020	2019	2018
Avanxo Servicios S.A. de C.V. (4)	Mexico	Cloud consulting and implementation services	100.00%	100.00%	-
Avanxo Brasil Tecnología da Informacao LTDA (4)	Brasil	Cloud consulting and implementation services	100.00%	100.00%	-
Orizonta Consutoria De Negocios E Tecnologia LTDA (4)	Brasil	Cloud consulting and implementation services	100.00%	100.00%	-
Avanxo S.A. (4)	Argentina	Cloud consulting and implementation services	100.00%	100.00%	-
Avanxo - Sucursal del Perú (4)	Perú	Cloud consulting and implementation services	100.00%	100.00%	-
Avanxo Colombia (4)	Colombia	Cloud consulting and implementation services	100.00%	100.00%	-
Belatrix Global Corporation S.A. (5)	Spain	Holding and investment activities	100.00%	100.00%	-
BSF S.A. (5)	Argentina	Agile product development services	100.00%	100.00%	-
Belatrix Peru SAC (5)	Peru	Agile product development services	100.00%	100.00%	-
Belatrix Colombia SAS (5)	Colombia	Agile product development services	100.00%	100.00%	-
Globant IT Service Corp (6)	United States of America	Agile product development services	100.00%	100.00%	-
Grupo Assa Worldwide S.A (7)	Spain	Holding and IT consultancy services	100.00%	-	-
Grupo ASSA Corp. (7)	United States of America	Business an IT consultancy services	100.00%	-	-
GASA México Consultoria y Servicios S.A de C.V (7)	Mexico	Business an IT consultancy services	100.00%	-	-
Grupo Assa México Soluciones Informáticas S.A de C.V (7)	Mexico	Business an IT consultancy services	100.00%	-	-
Grupo Assa Colombia S.A.S (7)	Colombia	Business an IT consultancy services	100.00%	-	-
CTN Consultoria Tecnologia e Negocios LTDA (7)	Brazil	Business an IT consultancy services	100.00%	-	-
IBS Integrated Business Solutions Consultoria LTDA (7)	Brazil	Business an IT consultancy services	100.00%	-	-
Global Digital Business Solutions em Tecnologia LTDA (7)	Brazil	Business an IT consultancy services	100.00%	-	-
Servicios Digitais em tecnologia de informacao LTDA (7)	Brazil	Business an IT consultancy services	100.00%	-	-
Grupo Assa Chile (7)	Chile	Business an IT consultancy services	100.00%	-	-
Decision Support S.A (7)	Argentina	Business an IT consultancy services	100.00%	-	-
Banking Solutions S.A (7)	Argentina	Business an IT consultancy services	100.00%	-	-
Brazilian Technology Partners S.A (7)	Argentina	Holding and investment activities	100.00%	-	-
Globant Colombia S.A.S (8)	Colombia	Software development and consultancy	100.00%	-	-
Globant Germany GmbH (9)	Germany	Software development and consultancy	100.00%	-	-
Xappia SpA (10)	Chile	Cloud consulting and implementation services	100.00%	-	-
Xappia S.R.L.(10)	Argentina	Cloud consulting and implementation services	100.00%	-	-

Company	Country	Main	Percentage ownership
	of	Activity	As of December 31,
	incorporation		2020	2019	2018
Giant Monkey Robot SpA (11)	Chile	Live game operations, in-game economy, and mobile game development	100.00%	-	-
Giant Monkey Robot Inc. (11)	United States of America	Live game operations, in-game economy, and mobile game development	100.00%	-	-
BlueCap Management Consulting SL (12)	Spain	Business and financial consultancy services	100.00%	-	-

(1)On October 26, 2018, the sellers exercised the put option on the non-controlling interest of Dynaflows (see note 25.2).
(2)Globant Ventures S.A.S was registered on January 17, 2019.
(3)Software Product Creation SL Dubai Branch is dormant since February 27, 2020.
(4)Avanxo (Bermuda) Limited changed its name to Avanxo Servicios Informáticos España S.L due to its redomiciliation to Spain in October 2019, this Company was acquired along with its subsidiaries in Brazil, Mexico, Colombia, Peru, Argentina and the United States ("Avanxo Group") on February 1, 2019 (see note 25.8).
(5)Belatrix Global Corporation S.A along with its subsidiaries in Peru, Colombia, Spain, the United States and Argentina ("Belatrix Group") were acquired on August 9, 2019 (see note 25.9).
(6)Belatrix Services Corp changed its name to Globant IT Services Corp. on April 21, 2020.
(7)Grupo Assa Worldwide S.A along with its subsidiaries in Colombia, United States, Brazil, Mexico, Argentina and Chile (“gA Group”) were acquired on July 31, 2020 (see note 25.11).
(8)Globant Colombia S.A.S was incorporated on September 8, 2020.
(9)Globant Germany GmbH was incorporated on September 9, 2020.
(10)Xappia SpA and Xappia SRL were acquired on October 21, 2020 (see note 25.12).
(11)Giant Monkey Robot, SpA and Giant Monkey Robot, Inc were acquired on November 9, 2020 (see note 25.13).
(12)BlueCap Management Consulting SLU was acquired on December 18, 2020 (see note 25.14).